UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
July 19, 2007

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	29081
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA                COM              060505104      275     5630 SH       SOLE                     5630
BAXTER INTL                    COM              071813109       46      825 SH       SOLE                      825
BECTON DICKINSON               COM              075887109      376     5045 SH       SOLE                     5045
CHEVRON CORP                   COM              166764100      283     3360 SH       SOLE                     3360
CISCO SYSTEMS                  COM              17275R102      439    15755 SH       SOLE                    15755
CIT GROUP                      COM              125581108      283     5160 SH       SOLE                     5160
CONOCOPHILLIPS                 COM              20825c104      146     1858 SH       SOLE                     1858
CORNING INC                    COM              219350105        8      300 SH       SOLE                      300
COSTCO                         COM              22160K105      455     7775 SH       SOLE                     7775
DANAHER                        COM              235851102      243     3225 SH       SOLE                     3225
DISNEY WALT CO                 COM              254687106      112     3275 SH       SOLE                     3275
DOMINION RES                   COM              25746U109      599     6942 SH       SOLE                     6942
DUKE ENERGY                    COM              26441C105      157     8575 SH       SOLE                     8575
EXXON MOBIL                    COM              30231G102      892    10638 SH       SOLE                    10638
FDX CORP                       COM              31428X106      595     5360 SH       SOLE                     5360
GENERAL ELECTRIC               COM              369604103      329     8583 SH       SOLE                     8583
HELMERICH & PAYNE              COM              423452101      112     3150 SH       SOLE                     3150
HONEYWELL                      COM              438516106       70     1250 SH       SOLE                     1250
INGERSOLL-RAND                 COM              456866102      156     2850 SH       SOLE                     2850
INT'L BUS MACH                 COM              459200101       83      792 SH       SOLE                      792
JOHNSON & JOHNSON              COM              478160104      509     8255 SH       SOLE                     8255
L-3 COMM                       COM              502424104      386     3960 SH       SOLE                     3960
LOCKHEED MARTIN                COM              539830109       49      525 SH       SOLE                      525
METLIFE                        COM              59156R108      131     2025 SH       SOLE                     2025
MICRON TECH                    COM              595112103       11      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      535    18140 SH       SOLE                    18140
PEPSICO INC                    COM              713448108      446     6870 SH       SOLE                     6870
PROCTOR & GAMBLE               COM              742718109      206     3368 SH       SOLE                     3368
SCHLUMBERGER                   COM              806857108      194     2287 SH       SOLE                     2287
SPECTRA ENERGY                 COM              847560109      111     4285 SH       SOLE                     4285
ST JUDE MEDICAL                COM              790849103      193     4650 SH       SOLE                     4650
SUN MICROSYSTEMS               COM              866810104       78    14830 SH       SOLE                    14830
SUPERVALU INC                  COM              868536103       18      391 SH       SOLE                      391
TITLE ONE CORP                 COM                             303    30250 SH       SOLE                    30250
UNITED PARCEL SERVICE CL B     COM              911312106       92     1260 SH       SOLE                     1260
US BANCORP                     COM              902973106    15594   473250 SH       SOLE                   473250
WELLS FARGO                    COM              949746101      591    16800 SH       SOLE                    16800
BARCLAYS BK 6.625% PERP                         06739F390       18      700 SH       SOLE                      700
KEYCORP CAP VIII 7% 6/15/66                     49327V205       35     1400 SH       SOLE                     1400
ROYAL BK SCOTLND 6.75% PERP                     780097754       10      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1224 22945.591SH       SOLE                22945.591
LAUDUS INT'L MRKTMASTERS INST                   808509640     2040 86225.370SH       SOLE                86225.370
LAUDUS INT'L MRKTMASTERS INV                    808509889       17  702.303 SH       SOLE                  702.303
SCHWAB SM CAP EQTY SLCT                         808509673        6  293.960 SH       SOLE                  293.960
THORNBURG VAL FD-A                              885215731       80 1855.922 SH       SOLE                 1855.922
USGI GLBL RESOURCES FD                          911476208      131 7415.099 SH       SOLE                 7415.099
ISHARES COMEX GOLD TRUST                        464285105      110 1710.000 SH       SOLE                 1710.000
SIMON PROPERTY GROUP INC                        828806109      306  3285.00 SH       SOLE                  3285.00